PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits	Rp 9,360		Rp 8,661	Rp 8,272
Vacation pay, incentives, and other benefits	3,835		4,999	4,321
Pension and other post-employment benefits (Note 29)	1,585		1,680	1,449
LSA expense (Note 30)	92		153	290
Others	35		31	58
Total	Rp 14,907	$ 957	Rp 15,524	Rp 14,390